INCOME TAXES - Summary of temporary differences between financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of deferred taxes (Details 3) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Current deferred income tax assets:
Provision for doubtful accounts		$ 2,998
Accrued compensation		1,673
Other accrued expenses		4
Deferred revenue		844
Restructuring liability		687
Other		208
Current deferred income tax assets		6,414
Less: valuation allowance		(5,781)
Net current deferred income tax assets		633
Long-term deferred income tax (liabilities) assets:
Property and equipment	52,551	45,719
Goodwill	3,338	3,388
Intangible assets	(19,049)	(20,090)
Deferred revenue, less current portion	2,540	1,225
Restructuring liability, less current portion	1,474	1,026
Deferred rent	3,482	4,119
Stock-based compensation	5,578	4,667
Provision for doubtful accounts	2,299
U.S. net operating loss carryforwards	78,570	69,457
Foreign net operating loss carryforwards, less current portion	10,238	10,052
Tax credit carryforwards	3,683	3,246
Other	2,726	1,771
Long-term deferred income tax assets	147,430	124,580
Less: valuation allowance	(148,310)	(130,236)
Net long-term deferred income tax (liabilities) assets	(880)	(5,656)
Net deferred tax liabilities	$ (880)	$ (5,023)